ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	$ 98	$ 317
Other comprehensive loss before hedging activities	(127)	(219)
Other comprehensive gain (loss) resulting from hedging activities	32
Tax impact	(1)
Accumulated other comprehensive income, ending balance	2	98
Currency Translation Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	134	347
Other comprehensive loss before hedging activities	(117)	(213)
Other comprehensive gain (loss) resulting from hedging activities	32
Tax impact	(1)
Accumulated other comprehensive income, ending balance	48	134
Cash Flow Hedge Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	0	0
Other comprehensive loss before hedging activities	0	0
Other comprehensive gain (loss) resulting from hedging activities	0
Tax impact	0
Accumulated other comprehensive income, ending balance	0	0
Pension and other Post-Retirement Benefit Plan Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	(36)	(30)
Other comprehensive loss before hedging activities	(10)	(6)
Other comprehensive gain (loss) resulting from hedging activities	0
Tax impact	0
Accumulated other comprehensive income, ending balance	$ (46)	$ (36)